Short-Term Bank Borrowings (Details) - Mar. 31, 2023 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Short-Term Bank Borrowings [Member]
Received fund	$ 141,000	¥ 1,000,000
Annual interest rate term	1 year	1 year
Prime rate plus, percentage	0.50%	0.50%
Industrial and Commercial Bank of China [Member]
Short-Term Bank Borrowings [Member]
Operating loan agreement terms	12 months	12 months